B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories, alternative [abstract]
Summary of Inventories

Inventories
	2023	2022
Finished products and components	24,222	31,249
Contract work in progress	11,851	14,597
Inventories, net	36,073	45,846